REAL ESTATE ASSETS (Schedule of Property Acquisitions) (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Purchase price of asset acquisitions				$ 251,999
Purchase price of business combinations				55,386
Purchase price of asset acquisition				$ 307,385
Below market lease, weighted average useful life	6 years 9 months 18 days	7 years 3 months 18 days	7 years 2 months 12 days
Acquired in-place leases and other intangibles
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (in years)		20 years 1 month 6 days	19 years	16 years 24 days
Above-market leases
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (in years)				13 years 7 months 6 days
Intangible lease liabilities
Business Acquisition [Line Items]
Below market lease, weighted average useful life			19 years	8 years 6 months